Long-term debt - Repayment (Details) - CAD ($) $ in Thousands	May 31, 2019	May 31, 2018
Long-term debt
Long-term debt subject to fixed interest rates	$ 67,343	$ 30,548
2020
Long-term debt
Long-term debt subject to fixed interest rates	6,332
2021
Long-term debt
Long-term debt subject to fixed interest rates	6,499
2022
Long-term debt
Long-term debt subject to fixed interest rates	6,039
2023
Long-term debt
Long-term debt subject to fixed interest rates	6,119
2024
Long-term debt
Long-term debt subject to fixed interest rates	6,259
Thereafter
Long-term debt
Long-term debt subject to fixed interest rates	$ 36,095